UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

443 N Willson Avenue

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 N Willson Avenue

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Destra Multi-Alternative Fund

Semi-Annual Report

September 30, 2024

(Unaudited)

Destra Multi-Alternative Fund
Risk Disclosure
As of September 30, 2024 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. You may obtain a prospectus through the broker dealer, where you hold your shares or by visiting the Fund’s webpage at www.destracapital.com/DMA or by calling Destra at 877-855-3434 or the Fund’s Transfer Agent, Equiniti Trust Company, LLC at 800-591-8238.

Destra Multi-Alternative Fund
Schedule of Investments
As of September 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS – 16.1%
	AEROSPACE/DEFENSE – 0.5%
1,000	Northrop Grumman Corp.	$528,070

	BANKS – 0.6%
997	Goldman Sachs Group, Inc.	493,625
849	PNC Financial Services Group, Inc.	156,937
		650,562
	BIOTECHNOLOGY – 0.5%
8,334	Corteva, Inc.	489,956

	CHEMICALS – 0.5%
2,068	Ecolab, Inc.	528,022

	COMMERCIAL SERVICES – 0.5%
6,932	Affirm Holdings, Inc.(1)	282,964
3,124	Square, Inc. - Class A(1)	209,714
		492,678
	COMPUTERS – 0.7%
6,800	Cognizant Technology Solutions Corp., Class A	524,824
6,253	Rubrik, Inc., Class A(1)	201,034
		725,858
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
2,100	American Express Co.	569,520

	ELECTRIC – 0.6%
7,227	NextEra Energy, Inc.	610,898

	ENTERTAINMENT – 0.2%
5,319	DraftKings, Inc. – Class A(1)	208,505

	FOOD SERVICE – 0.5%
1,600	McDonald’s Corp.	487,216

	HEALTHCARE-PRODUCTS – 0.2%
1,826	Natera, Inc.(1)	231,811

	HEALTHCARE-SERVICES – 0.4%
900	Elevance Health, Inc.	468,000

	INSURANCE – 0.5%
6,022	MetLife, Inc.	496,694

	INTERNET – 4.7%
10,814	Amazon.com, Inc.(1)(2)*	2,014,973
4,100	Meta Platforms, Inc. – Class A(2)*	2,347,004
3,128	Shopify, Inc.(1)	250,678
1,277	Wix.Com Ltd.(1)	213,476
		4,826,131
Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS (continued)
	MACHINERY-DIVERSIFIED – 0.4%
900	Deere & Co.	$375,597

	MISCELLANEOUS MANUFACTURING – 0.1%
240	Parker-Hannifin Corp.	151,637

	OIL & GAS – 0.4%
3,200	EOG Resources, Inc.	393,376

	PHARMACEUTICALS – 0.8%
1,089	AbbVie, Inc.	215,056
5,200	Cardinal Health, Inc.	574,704
		789,760
	RETAIL – 0.1%
1,302	TJX Companies, Inc.	153,037

	SEMICONDUCTORS – 0.2%
701	Analog Devices, Inc.	161,349

	SOFTWARE – 1.6%
1,002	Duolingo, Inc.(1)	282,584
2,000	Microsoft Corp.	860,600
8,240	Palantir Technologies, Inc. – Class A(1)	306,528
1,502	Snowflake, Inc. – Class A(1)	172,520
		1,622,232
	TELECOMMUNICATIONS – 1.1%
9,006	Cisco Systems, Inc.	479,299
15,000	Corning, Inc.	677,250
		1,156,549
	TRANSPORTATION – 0.5%
2,193	Union Pacific Corp.	540,531

	TOTAL COMMON STOCKS (Cost $15,216,931)	16,657,989

	EXCHANGE-TRADED FUNDS – 3.4%
50,167	Janus Henderson AAA CLO ETF	2,552,497
20,500	Janus Henderson B-BBB CLO ETF	1,003,475
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,561,514)	3,555,972

	MEDIUM TERM NOTES – 3.9%
	DIVERSIFIED FINANCIAL SERVICES – 3.9%
2,000,000	Citigroup Global Markets Holdings, Inc., 0.0%, 06/24/27(1)(3)(4)	2,000,000
2,000,000	Goldman Sachs Finance Corp., 0.0%, 06/24/27(1)(3)(4)	2,000,000
		4,000,000
	TOTAL MEDIUM TERM NOTES (Cost $4,000,000)	4,000,000

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PRIVATE COMPANIES – 20.6%
744,880	Always AI, Inc., (254,113 Series A-1, 490,767 Series B) Preferred Stock(1)(3)(4)	$3,979,042
2,000,000	Always AI, Inc., Convertible Debt, 8.0%, 09/29/25(3)(4)	2,000,000
600,000	Always AI, Inc., Convertible Debt, 8.0%, 05/31/26(3)(4)	600,000
179,641	Clear Street Group, Inc., Series B-1 Preferred Stock(1)(3)(4)	1,500,002
332,938	Copia Wealth Studios, Common Shares(1)(3)(4)	938,386
1,064,396	Copia Wealth Studios, Preferred Shares(1)(3)(4)	3,000,000
23,723	Eat Just, Inc., Series F Common Stock(1)(3)(4)	472,562
56,331	GOSITE, Inc., Convertible Debt, 10.0%, 04/19/25(3)(4)	56,331
542,467	GOSITE, Inc., Series A-1 Preferred Stock(1)(3)(4)	2,738,373
750,000	Iridia, Inc., Convertible Debt, 8.0%, 06/20/25(3)(4)	750,000
497,216	Iridia, Inc., Series A-3 Preferred Stock(1)(3)(4)	1,299,458
2,387,937	Nurture Life, Inc., Series B Preferred Stock(1)(3)(4)	3,946,543
	TOTAL PRIVATE COMPANIES (Cost $16,529,514)	21,280,697

	PURCHASED OPTIONS CONTRACTS* – 1.9%
	CALL OPTIONS – 1.9%
50	AbbVie, Inc. Exercise Price: $220, Notional Amount: $1,100,000, Expiration Date: 10/18/2024(1)	500
9	Adobe, Inc. Exercise Price: $615, Notional Amount: $553,500, Expiration Date: 08/15/2025(1)	26,640
6	Adobe, Inc. Exercise Price: $670, Notional Amount: $402,000, Expiration Date: 08/15/2025(1)	10,575
22	Advanced Micro Devices, Inc. Exercise Price: $185, Notional Amount: $407,000, Expiration Date: 12/20/2024(1)	16,940
17	Advanced Micro Devices, Inc. Exercise Price: $175, Notional Amount: $297,500, Expiration Date: 03/21/2025(1)	30,719
15	Advanced Micro Devices, Inc. Exercise Price: $165, Notional Amount: $247,500, Expiration Date: 06/20/2025(1)	41,040
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
24	Advanced Micro Devices, Inc. Exercise Price: $195, Notional Amount: $468,000, Expiration Date: 09/19/2025(1)	$49,800
21	AeroVironment, Inc. Exercise Price: $220, Notional Amount: $462,000, Expiration Date: 03/21/2025(1)	40,425
13	AeroVironment, Inc. Exercise Price: $240, Notional Amount: $312,000, Expiration Date: 01/16/2026(1)	39,325
100	Affirm Holdings, Inc. Exercise Price: $55, Notional Amount: $550,000, Expiration Date: 03/21/2025(1)	35,300
9	Amazon.com, Inc. Exercise Price: $195, Notional Amount: $175,500, Expiration Date: 01/16/2026(1)	24,084
40	Analog Devices, Inc. Exercise Price: $250, Notional Amount: $1,000,000, Expiration Date: 10/18/2024(1)	1,800
6	ASML Holding NV Exercise Price: $1,120, Notional Amount: $672,000, Expiration Date: 06/20/2025(1)	19,830
7	Axon Enterprise, Inc. Exercise Price: $410, Notional Amount: $287,000, Expiration Date: 06/20/2025(1)	33,915
11	Axon Enterprise, Inc. Exercise Price: $440, Notional Amount: $484,000, Expiration Date: 06/20/2025(1)	39,490
37	Block, Inc. Exercise Price: $75, Notional Amount: $277,500, Expiration Date: 01/17/2025(1)	15,355
42	Block, Inc. Exercise Price: $78, Notional Amount: $325,500, Expiration Date: 06/20/2025(1)	33,180
55	Broadcom, Inc. Exercise Price: $188, Notional Amount: $1,034,000, Expiration Date: 10/18/2024(1)	6,050
90	Cisco Systems, Inc. Exercise Price: $53, Notional Amount: $472,500, Expiration Date: 10/18/2024(1)	9,090
68	Cognizant Technology Solutions Corp. Exercise Price: $85, Notional Amount: $578,000, Expiration Date: 10/18/2024(1)	—

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
150	Corning, Inc. Exercise Price: $48, Notional Amount: $720,000, Expiration Date: 10/18/2024(1)	$1,500
8	Crowdstrike Holdings, Inc. Exercise Price: $390, Notional Amount: $312,000, Expiration Date: 12/20/2024(1)	1,560
10	Crowdstrike Holdings, Inc. Exercise Price: $460, Notional Amount: $460,000, Expiration Date: 01/17/2025(1)	1,005
6	Crowdstrike Holdings, Inc. Exercise Price: $270, Notional Amount: $162,000, Expiration Date: 06/20/2025(1)	30,816
11	Crowdstrike Holdings, Inc. Exercise Price: $340, Notional Amount: $374,000, Expiration Date: 06/20/2025(1)	25,823
65	DraftKings, Inc. Exercise Price: $50, Notional Amount: $325,000, Expiration Date: 01/17/2025(1)	7,280
100	DraftKings, Inc. Exercise Price: $60, Notional Amount: $600,000, Expiration Date: 03/21/2025(1)	8,700
38	DraftKings, Inc. Exercise Price: $40, Notional Amount: $152,000, Expiration Date: 06/20/2025(1)	26,790
7	Eli Lilly And Co Exercise Price: $1,000, Notional Amount: $700,000, Expiration Date: 06/20/2025(1)	43,750
5	Eli Lilly And Co Exercise Price: $1,040, Notional Amount: $520,000, Expiration Date: 01/16/2026(1)	41,725
10	Goldman Sachs Group, Inc. Exercise Price: $540, Notional Amount: $540,000, Expiration Date: 10/18/2024(1)	1,020
48	Guidewire Software, Inc. Exercise Price: $190, Notional Amount: $912,000, Expiration Date: 04/17/2025(1)	77,760
1	Guidewire Software, Inc. Exercise Price: $185, Notional Amount: $18,500, Expiration Date: 04/17/2025(1)	1,820
13	HubSpot, Inc. Exercise Price: $680, Notional Amount: $884,000, Expiration Date: 01/17/2025(1)	6,305
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
45	Marathon Petroleum Corp. Exercise Price: $190, Notional Amount: $855,000, Expiration Date: 10/18/2024(1)	$1,013
42	Marvell Technology, Inc. Exercise Price: $85, Notional Amount: $357,000, Expiration Date: 03/21/2025(1)	20,160
38	Marvell Technology, Inc. Exercise Price: $90, Notional Amount: $342,000, Expiration Date: 06/20/2025(1)	22,705
65	Marvell Technology, Inc. Exercise Price: $83, Notional Amount: $536,250, Expiration Date: 06/20/2025(1)	49,725
10	Meta Platforms, Inc. Exercise Price: $620, Notional Amount: $620,000, Expiration Date: 03/21/2025(1)	41,550
12	Meta Platforms, Inc. Exercise Price: $590, Notional Amount: $708,000, Expiration Date: 06/20/2025(1)	85,272
6	Meta Platforms, Inc. Exercise Price: $600, Notional Amount: $360,000, Expiration Date: 06/20/2025(1)	39,678
20	Microsoft Corp. Exercise Price: $485, Notional Amount: $970,000, Expiration Date: 10/18/2024(1)	80
10	Mp Materials Corp. Exercise Price: $45, Notional Amount: $45,000, Expiration Date: 01/17/2025(1)	—
30	Mp Materials Corp. Exercise Price: $50, Notional Amount: $150,000, Expiration Date: 01/17/2025(1)	—
5	Netflix, Inc. Exercise Price: $740, Notional Amount: $370,000, Expiration Date: 12/20/2024(1)	16,550
4	Netflix, Inc. Exercise Price: $720, Notional Amount: $288,000, Expiration Date: 06/20/2025(1)	34,800
5	Netflix, Inc. Exercise Price: $780, Notional Amount: $390,000, Expiration Date: 06/20/2025(1)	31,487
72	NextEra Energy, Inc. Exercise Price: $90, Notional Amount: $648,000, Expiration Date: 10/18/2024(1)	2,160

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
47	Nike, Inc. Exercise Price: $93, Notional Amount: $434,750, Expiration Date: 10/18/2024(1)	$8,601
10	Northrop Grumman Corp. Exercise Price: $560, Notional Amount: $560,000, Expiration Date: 11/15/2024(1)	6,850
18	NVIDIA Corp. Exercise Price: $146, Notional Amount: $262,800, Expiration Date: 01/17/2025(1)	9,720
16	NVIDIA Corp. Exercise Price: $158, Notional Amount: $252,800, Expiration Date: 01/17/2025(1)	5,632
20	NVIDIA Corp. Exercise Price: $153, Notional Amount: $306,000, Expiration Date: 03/21/2025(1)	15,100
40	NVIDIA Corp. Exercise Price: $145, Notional Amount: $580,000, Expiration Date: 10/18/2024(1)	880
60	NVIDIA Corp. Exercise Price: $155, Notional Amount: $930,000, Expiration Date: 11/15/2024(1)	4,860
15	NVIDIA Corp. Exercise Price: $152, Notional Amount: $228,000, Expiration Date: 10/18/2024(1)	135
40	NVIDIA Corp. Exercise Price: $138, Notional Amount: $552,000, Expiration Date: 03/21/2025(1)	45,160
10	Palo Alto Networks, Inc. Exercise Price: $380, Notional Amount: $380,000, Expiration Date: 03/21/2025(1)	20,500
5	Palo Alto Networks, Inc. Exercise Price: $350, Notional Amount: $175,000, Expiration Date: 06/20/2025(1)	21,925
5	Palo Alto Networks, Inc. Exercise Price: $360, Notional Amount: $180,000, Expiration Date: 06/20/2025(1)	19,050
44	PayPal Holdings, Inc. Exercise Price: $80, Notional Amount: $352,000, Expiration Date: 04/17/2025(1)	36,300
42	PDD Holdings, Inc. Exercise Price: $180, Notional Amount: $756,000, Expiration Date: 01/17/2025(1)	15,120
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
95	Pinterest, Inc. Exercise Price: $45, Notional Amount: $427,500, Expiration Date: 10/18/2024(1)	$190
21	Pinterest, Inc. Exercise Price: $41, Notional Amount: $86,100, Expiration Date: 11/15/2024(1)	966
64	Pinterest, Inc. Exercise Price: $55, Notional Amount: $352,000, Expiration Date: 01/17/2025(1)	960
60	Pinterest, Inc. Exercise Price: $55, Notional Amount: $330,000, Expiration Date: 03/21/2025(1)	1,800
193	Pinterest, Inc. Exercise Price: $35, Notional Amount: $675,500, Expiration Date: 06/20/2025(1)	82,507
250	ProShares Bitcoin ETF Exercise Price: $27, Notional Amount: $675,000, Expiration Date: 12/20/2024(1)	6,500
250	ProShares Bitcoin ETF Exercise Price: $24, Notional Amount: $600,000, Expiration Date: 01/17/2025(1)	14,750
110	Rubrik, Inc. Exercise Price: $45, Notional Amount: $495,000, Expiration Date: 01/17/2025(1)	12,100
31	Rubrik, Inc. Exercise Price: $35, Notional Amount: $108,500, Expiration Date: 01/17/2025(1)	9,300
123	Samsara, Inc. Exercise Price: $60, Notional Amount: $738,000, Expiration Date: 06/20/2025(1)	59,040
68	Shopify, Inc. Exercise Price: $90, Notional Amount: $612,000, Expiration Date: 06/20/2025(1)	65,620
10	Snowflake, Inc. Exercise Price: $230, Notional Amount: $230,000, Expiration Date: 01/17/2025(1)	150
34	Snowflake, Inc. Exercise Price: $160, Notional Amount: $544,000, Expiration Date: 03/21/2025(1)	15,300
10	Snowflake, Inc. Exercise Price: $135, Notional Amount: $135,000, Expiration Date: 03/21/2025(1)	9,875

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
11	Snowflake, Inc. Exercise Price: $140, Notional Amount: $154,000, Expiration Date: 03/21/2025(1)	$8,965
12	Tesla, Inc. Exercise Price: $330, Notional Amount: $396,000, Expiration Date: 03/21/2025(1)	25,620
55	TJX Companies, Inc. Exercise Price: $130, Notional Amount: $715,000, Expiration Date: 10/18/2024(1)	—
28	Trade Desk, Inc. Exercise Price: $120, Notional Amount: $336,000, Expiration Date: 01/17/2025(1)	16,268
22	Trade Desk, Inc. Exercise Price: $115, Notional Amount: $253,000, Expiration Date: 06/20/2025(1)	33,495
40	Uber Technologies, Inc. Exercise Price: $95, Notional Amount: $380,000, Expiration Date: 12/20/2024(1)	3,080
40	Uber Technologies, Inc. Exercise Price: $78, Notional Amount: $310,000, Expiration Date: 01/17/2025(1)	21,680
50	Uber Technologies, Inc. Exercise Price: $83, Notional Amount: $412,500, Expiration Date: 01/17/2025(1)	17,750
100	UiPath, Inc. Exercise Price: $27, Notional Amount: $270,000, Expiration Date: 11/15/2024(1)	—
100	UiPath, Inc. Exercise Price: $25, Notional Amount: $250,000, Expiration Date: 01/17/2025(1)	800
12	Ulta Beauty, Inc. Exercise Price: $470, Notional Amount: $564,000, Expiration Date: 03/21/2025(1)	15,960
7	Ulta Beauty, Inc. Exercise Price: $430, Notional Amount: $301,000, Expiration Date: 06/20/2025(1)	23,205
8	Ulta Beauty, Inc. Exercise Price: $450, Notional Amount: $360,000, Expiration Date: 06/20/2025(1)	21,144
100	Utilities Select Sector SPDR Fund Exercise Price: $86, Notional Amount: $860,000, Expiration Date: 06/20/2025(1)	26,350
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
80	Vanguard Small-Cap Value Index Fund ETF Exercise Price: $210, Notional Amount: $1,680,000, Expiration Date: 03/21/2025(1)	$55,600
13	Veeva Systems, Inc. Exercise Price: $250, Notional Amount: $325,000, Expiration Date: 01/17/2025(1)	3,510
9	Veeva Systems, Inc. Exercise Price: $240, Notional Amount: $216,000, Expiration Date: 01/17/2025(1)	3,960
10	Vertex Pharmaceuticals Incorporated Exercise Price: $580, Notional Amount: $580,000, Expiration Date: 06/20/2025(1)	12,450
8	Vertex Pharmaceuticals Incorporated Exercise Price: $540, Notional Amount: $432,000, Expiration Date: 06/20/2025(1)	17,240
17	Wix.Com Ltd. Exercise Price: $200, Notional Amount: $340,000, Expiration Date: 03/21/2025(1)	15,385
20	Zscaler, Inc. Exercise Price: $190, Notional Amount: $380,000, Expiration Date: 06/20/2025(1)	39,100
	TOTAL CALL OPTIONS	1,945,545

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $2,327,774)	1,945,545

	CONTINGENT VALUE RIGHTS – 0.2%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co., 03/31/21(1)(3)	—

	REAL ESTATE – 0.2%
456,540	Hospitality Investors Trust, Inc., 06/29/26(1)(3)(4) *	241,226
579,536	Ready Capital Corp., 03/16/25(1)(3)(4)	—
		241,226
	TOTAL CONTINGENT VALUE RIGHTS (Cost $9,395,583)	241,226

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	WARRANTS – 1.0%
	FOOD – 1.0%
878,570	Nurture Life, Inc., 12/23/32(1)(3)(4)	$992,784

	SOFTWARE – 0.0%
1	Always AI, Inc., 09/28/33(1)(3)(4)	—
	TOTAL WARRANTS (Cost $—)	992,784

	REAL ESTATE INVESTMENT TRUSTS – 24.4%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 5.4%
2,645	American Tower Corp.	615,121
3,838	Digital Realty Trust, Inc.	621,104
700	Equinix, Inc.	621,341
17,573	Invitation Homes, Inc.	619,624
9,175	Prologis, Inc.	1,158,619
12,131	Rexford Industrial Realty, Inc.	610,311
19,000	VICI Properties, Inc.	632,890
5,000	Welltower, Inc.	640,150
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	5,519,160

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 7.8%
344,812	Healthcare Trust, Inc., Common Stock(3)(4) *	4,937,522
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(1)(3)(4) *	3,129,503
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	8,067,025

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 11.2%
715,000	Aventine Property Group, Inc., Common Stock(3)(4)	6,780,988
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(1)(3)(4)	4,802,012
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	11,583,000

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,407,940)	25,169,185

	ALTERNATIVE INVESTMENT FUNDS – 41.5%
250	Arboretum Core Asset Fund LP(4)(5)	2,344,110
—	Canyon CLO Fund II LP(3)(4)(6)	7,911,928
—	Canyon CLO Fund III (Cayman) Ltd.(3)(4)(6)	14,522,023
2,959	Clarion Lion Industrial Trust(4)(5)	11,087,156
—	Ovation Alternative Income Fund(4)(5)(6)	484,522
160	Preservation REIT 1, Inc.(1)(4)(5)	6,434,170
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $29,100,703)	42,783,909
Shares/ Contracts/ Principal	Security	Value
	SHORT-TERM INVESTMENTS – 6.9%
	MONEY MARKET FUND – 6.9%
7,073,430	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 4.83%(2)(7)	$7,073,430
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,073,430)	7,073,430

	TOTAL INVESTMENTS – 119.9% (Cost $118,613,389)	123,700,737
	Liabilities in Excess of Other Assets – (19.9)%	(20,513,321)
	TOTAL NET ASSETS – 100.0%	103,187,416

	WRITTEN OPTIONS CONTRACTS* – (0.2)%
	PUT OPTIONS – (0.1)%
(40)	Marathon Petroleum Corp. Exercise Price: $160, Notional Amount: $(640,000), Expiration Date: 10/18/2024	(12,600)
(250)	ProShares Bitcoin ETF Exercise Price: $15, Notional Amount: $(375,000), Expiration Date: 01/17/2025	(50,250)
	TOTAL PUT OPTIONS	(62,850)

	CALL OPTIONS – (0.1)%
(45)	Cisco Systems, Inc. Exercise Price: $48, Notional Amount: $(213,750), Expiration Date: 10/18/2024	(25,425)
(68)	Cognizant Technology Solutions Corp. Exercise Price: $78, Notional Amount: $(527,000), Expiration Date: 10/18/2024	(7,480)
(150)	Corning, Inc. Exercise Price: $44, Notional Amount: $(660,000), Expiration Date: 10/18/2024	(24,300)
(5)	Goldman Sachs Group, Inc. Exercise Price: $490, Notional Amount: $(245,000), Expiration Date: 10/18/2024	(8,190)
(20)	Microsoft Corp. Exercise Price: $440, Notional Amount: $(880,000), Expiration Date: 10/18/2024	(7,460)
(72)	NextEra Energy, Inc. Exercise Price: $83, Notional Amount: $(594,000), Expiration Date: 10/18/2024	(23,544)
(22)	Nike, Inc. Exercise Price: $78, Notional Amount: $(170,500), Expiration Date: 11/15/2024	(26,444)

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2024 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	WRITTEN OPTIONS CONTRACTS* (continued)
	Call OPTIONS (continued)
(10)	Northrop Grumman Corp. Exercise Price: $520, Notional Amount: $(520,000), Expiration Date: 11/15/2024	$(20,900)
	TOTAL CALL OPTIONS	(143,743)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $(140,997))	(206,593)

	EXCHANGE-TRADED FUND SOLD SHORT – (0.7)%
(9,800)	ProShares UltraPro QQQ	(710,402)
	TOTAL EXCHANGE-TRADED FUND SOLD SHORT (Proceeds $(167,745))	(710,402)

	TOTAL SHORT SECURITIES (Proceeds $(308,742))	$(916,995)

(1)	Non-income producing security.
(2)	All or a portion of this security is segregated as collateral for securities sold short.
(3)	Fair valued using significant unobservable inputs (See Note 2).
(4)	Restricted investment as to resale (See Note 2).
(5)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient. See Note 2 for respective investment strategies, unfunded commitments and redemptive restrictions.
(6)	Alternative investment fund does not issue shares.
(7)	The rate is the annualized seven-day yield as of September 30, 2024.
*	All securities are pledged as collateral except for securities identified with a * superscript.

ETF — Exchange-Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trusts

SPDR — Standard & Poor’s Depository Receipts

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2024 (unaudited)

Percent of
Net Assets
Alternative Investment Funds	41.5%
Real Estate Investment Trusts
Private Real Estate Investment Trusts	11.2%
Non-Listed Real Estate Investment Trusts	7.8%
Listed Real Estate Investment Trusts	5.4%
Private Companies	20.6%
Common Stocks
Internet	4.7%
Software	1.6%
Telecommunications	1.1%
Pharmaceuticals	0.8%
Computers	0.7%
Banks	0.6%
Electric	0.6%
Diversified Financial Services	0.5%
Transportation	0.5%
Aerospace/Defense	0.5%
Chemicals	0.5%
Food Service	0.5%
Insurance	0.5%
Commercial Services	0.5%
Biotechnology	0.5%
Machinery-Diversified	0.4%
Oil & Gas	0.4%
Healthcare-Services	0.4%
Semiconductors	0.2%
Healthcare-Products	0.2%
Entertainment	0.2%
Miscellaneous Manufacturing	0.1%
Retail	0.1%
Exchange-Traded Funds	3.4%
Purchased Options Contracts	1.9%
Warrants	1.0%
Contingent Value Rights
Real Estate	0.2%
Pharmaceuticals	0.0%
Medium Term Notes
Diversified Financial Services	3.9%
Short-Term Investments	6.9%
Liabilities in Excess of Other Assets	(19.9)%
Net Assets	100.0%
Written Options Contracts	(0.2)%
Exchange-Traded Fund Sold Short	(0.7)%

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Assets and Liabilities
As of September 30, 2024 (unaudited)

Assets:
Investments, at value (cost $116,285,615)	$121,755,192
Purchased options contracts, at value (cost $2,327,774)	1,945,545
Receivables:
Interest	220,143
Dividends	98,102
Investments sold	2,381
Prepaid expenses	10,208
Other assets	628
Total assets	124,032,199

Liabilities:
Credit facility (see note 6)	11,999,483
Due to broker	7,559,969
Securities sold short, at value (proceeds $167,745)	710,402
Written options contracts, at value (premium received $140,997)	206,593

Payables:
Management fee (see note 3)	108,312
Investments purchased	99,587
Professional fees	78,465
Accounting and administrative fees	32,548
Interest payable	26,749
Transfer agent fees and expenses	4,211
Custody fees	2,602
Chief financial officer fees	2,599
Trustee fees	570
Chief compliance officer fees	188
Accrued other expenses	12,505
Total liabilities	20,844,783
Commitments and contingencies (see note 2)

Net assets	$103,187,416

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$98,100,278
Total distributable earnings	5,087,138
Net assets	$103,187,416

Common shares outstanding	8,963,239

Net asset value per common share	$11.51

Market price per common share	$8.67

Market price (discount) to net asset value per common share	(24.67)%

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Operations
For the six months ended September 30, 2024 (unaudited)

Investment income:
Distributions from alternative investment funds	$2,523,801
Dividend income	183,853
Interest income	383,004
Total investment income	3,090,658

Expenses:
Interest expense	1,154,595
Management fee (see note 3)	786,794
Professional fees	163,309
Accounting and administrative fees	103,293
Service provider fees	58,281
Chief financial officer fees (see note 8)	18,557
Trustee fees (see note 8)	17,013
Shareholder reporting fees	14,256
Transfer agent fees and expenses	14,255
Registration fees	12,534
Dividends on securities sold short	11,183
Chief compliance officer fees (see note 8)	10,826
Custody fees	9,722
Insurance expense	7,667
Other expenses	7,574
Total expenses	2,389,859
Service provider fees deferred and repaid by adviser (see note 3)	(58,281)
Expenses waived by adviser (see note 3)	(109,060)
Net expenses	2,222,518
Net investment income	868,140

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	258,372
Purchased options contracts	441,004
Written options contracts	(79,856)
Securities sold short	(1,293,912)
Total net realized loss	(674,392)

Net change in unrealized appreciation (depreciation) on:
Investments	2,181,068
Purchased options contracts	(191,399)
Written options contracts	(11,862)
Securities sold short	948,570
Total net change in unrealized appreciation	2,926,377
Net realized and unrealized gain	2,251,985
Net increase in net assets resulting from operations	$3,120,125

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase in net assets resulting from operations:
Net investment income (loss)	$868,140	$(628,204)
Net realized gain (loss)	(674,392)	3,425,081
Net change in unrealized appreciation	2,926,377	4,070,247
Net increase in net assets resulting from operations	3,120,125	6,867,124

Return of capital to shareholders:
Common Shares	—	(1,429,636)
Total return of capital to shareholders	—	(1,429,636)

Total increase in net assets	3,120,125	5,437,488

Net assets:
Beginning of period	100,067,291	94,629,803
End of period	$103,187,416	$100,067,291

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Cash Flows
For the six months ended September 30, 2024 (unaudited)

Cash flows from operating activities:
Net increase in net assets from operations	$3,120,125
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(61,851,933)
Proceeds from purchases of investments sold short	1,037,199
Proceeds from redemptions, sales, or other dispositions of investments	58,435,710
Sales of investments sold short	(3,066,452)
Net realized (gain) loss on:
Investments	(258,372)
Purchased options contracts	(441,004)
Written options contracts	79,856
Securities sold short	1,293,912
Net change in unrealized (appreciation) depreciation on:
Investments	(2,181,068)
Purchased options contracts	191,399
Written options contracts	11,862
Securities sold short	(948,570)
Change in operating assets and liabilities:
Assets:
Investments sold	1,541,740
Interest	(111,558)
Dividends	368,468
Prepaid expenses	42,835
Liabilities:
Investments purchased	67,684
Management fee	14,703
Custody fees	(2,244)
Accounting and administration fees	(771)
Professional fees	(53,410)
Transfer agent fees and expenses	(2,500)
Chief compliance officer fees	188
Chief financial officer fees	2,599
Trustee fees	570
Income tax payable	(89,391)
Interest payable	26,749
Accrued other expenses	4,441
Net cash used in operating activities	(2,767,233)

Cash flows from financing activities:
Due to broker	5,766,345
Repayments on credit facility	(3,000,000)

Net cash provided by financing activities	2,766,345
Net change in cash and cash equivalents	(888)
Cash and cash equivalents at beginning of period	$888

Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash activity:
Interest paid on borrowings	$1,154,595

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated.**

	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2)	Market price, end of period	Market price, return(3)	Gross expenses(4),(5)		Net expenses(4),(5),(6)		Net investment income (loss)(5),(6),(7)	Net assets, end of period (in thousands)	Portfolio turnover rate
For the six months ended September 30,
2024 (unaudited)	$11.16	$0.10	$0.25	$0.35	$—	$—	$—	$—	$11.51	3.14%	$8.67	10.87%	4.69%		4.36%		1.70%	$103,187	25%
Period ended March 31,
2024	10.56	(0.07)	0.83	0.76	—	—	(0.16)	(0.16)	11.16	7.29	7.82	33.61	5.12		4.74		(0.65)	100,067	23
2023	12.11	(0.03)	(0.84)	(0.87)	(0.14)	—	(0.54)	(0.68)	10.56	(7.37)	6.02	(25.58)	4.05		3.75		(0.26)	96,350	12
2022*	11.77	0.02	0.38	0.40	(0.01)	—	(0.05)	(0.06)	12.11	3.40	8.90	14.47	3.65	#	3.17	#	2.74 #	108,508	3
Period ended February 28,
2022	12.28	0.15	0.08	0.23	(0.09)	—	(0.65)	(0.74)	11.77	1.79	7.83	(0.19)^	3.38		2.74		1.24	105,522	28
2021	13.25	0.09	(0.34)	(0.25)	(0.07)	—	(0.65)	(0.72)	12.28	(1.58)	0	0	2.85		2.28		0.75	36,633	26
2020(8)	13.81	0.25	0.02	0.27	(0.08)	—	(0.75)	(0.83)	13.25	1.90	0	0	2.98		2.57		1.78	35,208	42

*	For the period March 1, 2022 through March 31, 2022.
#	Annualized.
^	For the period January 13, 2022 through February 28, 2022.
(1)	Based on average shares outstanding during the period.
(2)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(3)	Market price return is computed based upon the Fund’s unrounded New York Stock Exchange market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

See accompanying Notes to Financial Statements.

*

Destra Multi-Alternative Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated.**

(4)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

	Gross Expenses(5)	Net Expenses(5),(6)
For the six months ended September 30,
2024	2.40	2.07%
Period ended March 31,
2024	2.50	2.12
2023	2.39	2.08
2022*	2.55	2.07	#
Period ended February 28,
2022	2.44	1.81
2021	2.27	1.70
2020(8)	2.11	1.70

*	For the period March 1, 2022 through March 31, 2022.
#	Annualized.
(5)	Ratios do not include expenses of the underlying Alternative Investment Funds in which the Fund invests.
(6)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying Alternative Investment Funds in which the Fund invests. Ratios do not include net investment income of the Alternative Investment Funds in which the Fund Invests.
(8)	Period ended February 29.

Credit Facility	For the six months ended September 30, 2024	For the year ended March 31, 2024	For the year ended March 31, 2023	For the period ended March 31, 2022*	For the year ended February 28, 2022	For the year ended February 28, 2021	For the year ended February 29, 2020
Senior securities, end of period (000’s)	$12,000	$15,000	$15,000	$15,000	$15,000	$14,300	$29,300
Asset coverage, per $1,000 of senior security principal amount	9,599	7,671	7,309	8,234	8,035	9,080	5,433
Asset coverage ratio of senior securities	960%	767%	731%	823%	803%	908%	543%

*	For the period March 1, 2022 through March 31, 2022.
**	The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on January 13, 2022 under NYSE ticker symbol “DMA.” To facilitate the listing of the Fund’s shares on the NYSE, the Fund redesignated its Class A, Class C and Class T shares as Class I shares and eliminated all share class designations. Consequently, the Fund’s shares are now referred to as shares of beneficial interest or common shares.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Notes to Financial Statements
September 30, 2024 (unaudited)

1. Organization

Destra Multi-Alternative Fund (“the Fund”) was organized as a Delaware statutory trust on June 3, 2011, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a non-diversified, exchange-listed closed-end management investment company.

The Fund changed its fiscal year end to March 31, effective March 1, 2022. The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on January 13, 2022 under NYSE ticker symbol “DMA.” To facilitate the listing of the Fund’s shares on the NYSE, effective January 5, 2022, the Fund redesignated its Class A, Class C and Class T shares as Class I shares and eliminated all share class designations. Consequently, the Fund’s shares are now referred to as shares of beneficial interest or common shares (the “Common Shares”).

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is Validus Growth Investors, LLC, doing business as Validex Global Investing, (“Validex” or the “Sub-Adviser” and together with the Adviser are referred to herein as the “Advisers”). See Note 3 for additional information regarding Validex, as the Fund’s Sub-Adviser.

The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts (“REITs”) and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Cash, Cash Equivalents and Restricted Cash — Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of September 30, 2024, the Fund had no restricted cash.

Distributions to Shareholders — Prior to July 1, 2023, distributions from investment income were declared and paid monthly. Beginning with the start of the Fund’s second fiscal quarter on July 1, 2023 distributions from investment income will only be paid annually. Distributions from net realized capital gains, if any, are declared and paid annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Security Valuation — The Fund records investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by a Valuation Committee using the Valuation Procedures. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

The Board of Trustees of the Fund (“the Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”) which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820-10”).The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

Valuation Procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate. The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but would not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Fair Valuation Committee has established a methodology for the fair valuation of each type of security. Non-listed REITs that are in the public offering period (or start-up phase) are valued at cost according to the Fair Valuation Committee’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, startup REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Non-listed REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, Management values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-listed REITs that have closed to new investors are categorized in Level 3 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. Certain investments in preferred stocks or private companies are generally categorized as a Level 3 in the fair value hierarchy. The Fund generally values investments in preferred stocks or private companies based on recent transactions and may initially value the investments at cost.

Valuation of Structured Notes — These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. The Fund primarily invests in structured notes that reference the performance of a basket of underlying equity securities. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. The performance results of structured notes will not replicate exactly the performance of the underlying reference asset that the notes seek to replicate due to transaction costs and other expenses. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated. Structured notes are valued at cost which approximates fair value and monitored for impairment.

Valuation of Alternative Investment Funds — The Fund may invest in funds of open-end or closed-end investment companies (the “Alternative Investment Funds”). The Alternative Investment Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Alternative Investment Funds. Open-end funds are valued at their NAV and closed-end funds that trade on an exchange are valued as described under security valuation.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

For Alternative Investment Funds, including private real estate investment trusts, non-traded partnership funds, non-listed business development companies and hedge funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Non-listed business development companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Adviser will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value.

Hedge funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the hedge fund issues an updated market valuation.

ASC 820-10 defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets*

	Practical
Investments:	Expedient(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$16,657,989	$—	$—	$16,657,989
Exchange-Traded Fund	—	3,555,972	—	—	3,555,972
Medium Term Notes	—	—	—	4,000,000	4,000,000
Private Companies	—	—	—	21,280,697	21,280,697
Purchased Options Contracts	—	1,945,545	—	—	1,945,545
Contingent Value Rights	—	—	—	241,226	241,226
Warrants	—	—	—	992,784	992,784
Real Estate Investment Trusts	—	5,519,160	—	19,650,025	25,169,185
Alternative Investment Funds	20,349,958	—	—	22,433,951	42,783,909
Short-Term Investment	—	7,073,430	—	—	7,073,430
Total Investments	$20,349,958	$34,752,096	$—	$68,598,683	$123,700,737

Liabilities*

Investments:	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund Sold Short	$(710,402)	$—	$—	$(710,402)
Written Options Contracts	(206,593)	—	—	(206,593)
Total Investments	$(916,995)	$—	$—	$(916,995)

(1)	Alternative Investment Funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
*	Refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of September 30, 2024:

Investments	Balance as of March 31, 2024	Transfers into Level 3	Purchase of Investments	Proceeds from Sale of Investments(1)	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of September 30, 2024
Contingent Value Rights	$241,226	$—	$—	$—	$—	$—	$241,226
Warrants	991,088	—	—	—	—	1,696	992,784
Private Companies	16,598,306	—	3,610,969	—	—	1,071,422	21,280,697
Non-Listed Real Estate Investment Trusts	7,266,192	—	—	—	—	800,833	8,067,025
Private Real Estate Investment Trusts	12,555,791	—	—	—	—	(972,791)	11,583,000
Medium Term Notes	1,500,000	—	4,000,000	(2,590,800)	1,090,800	—	4,000,000
Alternative Investment Funds	—	23,477,707	—	—	—	(1,043,756)	22,433,951
Total Investments	$39,152,603	$23,477,707	$7,610,969	$(2,590,800)	$1,090,800	$(142,596)	$68,598,683

(1)	Includes return of capital and spin-offs related to corporate actions.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2024:

Investments	Fair Value as of September 30, 2024	Valuation Techniques	Unobservable Inputs	Price/ Liquidity Discount(1)	Range of inputs (average)	Impact on Valuation from an Increase in Input
Contingent Value Rights
Hospitality Investors Trust, Inc.	$241,226	Scenario Analysis	Liquidity Discount/Earnout	$0.53	n/a	n/a
Ready Capital Corp.	—	Income approach and PWERM Model	Revaluation discount rate/discount rate	0.00	n/a	Decrease

Warrants
Nurture Life, Inc.	992,784	Options Pricing Model and Black-Scholes-Merton Model	Volatility/Risk Free Rate/Years to Exercise Price	n/a	71.8% | 4.0% | 3.0	n/a

Medium Term Notes
Citigroup Global Markets Holdings, Inc.	2,000,000	Other	Transaction Price	100.00	n/a	Increase
Goldman Sachs Finance Corp.	2,000,000	Other	Transaction Price	100.00	n/a	Increase

Private Companies
Always AI, Inc.. Preferred Stock	3,979,042	Comparable public company analysis	Revenue multiples	n/a	3.8x – 14.0x (9.0x)	Increase
		Comparable acquisitions analysis	Revenue multiples	n/a	9.5x – 353.8x (140.3x)	Increase
Always AI, Inc.. Convertible Debt	2,600,000	Other	Transaction Price	100.00	n/a	Increase
Clear Street Group Inc.	1,500,002	Other	Transaction Price	8.35	n/a	Increase
Copia Wealth Studios, Common Shares	938,386	Other	Transaction Price	2.82	n/a	Increase
Copia Wealth Studios, Preferred Shares	3,000,000	Other	Transaction Price	2.82	n/a	Increase
Eat Just, Inc.	472,562	Comparable public company analysis	Enterprise Value	n/a	-45.5% - 16.5% (-9.9%)	Increase
		Comparable acquisitions analysis	Revenue multiples	n/a	0.4x – 8.0x (2.7x)	Increase
			EBITDA multiples	n/a	4.6x – 31.6x (16.8x)	Increase
GOSITE, Inc., Preferred Stock	2,738,373	Comparable public company analysis	Revenue multiples	n/a	2.6x - 15.2x (8.6x)	Increase
			EBITDA multiples	n/a	-131.6x - 246.7x (43.3x)	Increase
		Comparable acquisitions analysis	Revenue multiples	n/a	0.1x - 7.4x (3.0x)	Increase
			EBITDA multiples	n/a	4.3x - 271.7x (29.4x)	Increase
GOSITE, Inc., Convertible Debt	56,331	Other	Transaction Price	100.00	n/a	Increase
Iridia, Inc., Preferred Stock	1,299,458	Other	Transaction Price	2.51	n/a	Increase
Iridia, Inc., Convertible Debt	750,000	Other	Transaction Price	100.00	n/a	Increase
Nurture Life, Inc.	3,946,543	Other	Transaction Price	100.00	n/a	n/a

Non-Listed Real Estate Investment Trusts
Healthcare Trust, Inc.	4,937,522	Index Application(2)	Application of FTSE NAREIT US Health Care Index	228.42	n/a	Increase
NorthStar Healthcare Income, Inc.	3,129,503	Index Application(2)	Application of FTSE NAREIT US Health Care Index	228.42	n/a	Increase

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

Investments	Fair Value as of September 30, 2024	Valuation Techniques	Unobservable Inputs	Price/ Liquidity Discount(1)	Range of inputs (average)	Impact on Valuation from an Increase in Input
Private Real Estate Investment Trusts
Aventine Property Group, Inc.	6,780,988	Comparable public company analysis	BV Equity multiples	n/a	0.9x - 5.5x (1.8x)	Increase
		Comparable acquisitions analysis	BV multiples	n/a	0.9x - 4.5x (2.3x)	Increase
Treehouse Real Estate Investment Trust, Inc.	4,802,012	Comparable public company analysis	BV Equity multiples	n/a	0.9x - 5.5x (1.8x)	Increase
		Comparable acquisitions analysis	BV Equity multiples	n/a	0.9x - 4.2x (2.3x)	Increase

Alternative Investment Funds
Canyon CLO Fund II LP	7,911,928	Index Application	Application of CS Leveraged Loan Total Return Index	544.12	n/a	Increase
Canyon CLO Fund III (Cayman) Ltd.(3)	14,522,023	Index Application	Application of CS Leveraged Loan Total Return Index	544.12	n/a	Increase
Total Investments(4)	$68,598,683

(1)	As there was no range for each significant unobservable input, weighted average is not reported.
(2)	The Fund utilizes the last publicly stated NAV as published by each Non-Listed REIT, and applies a factor adjustment of the daily publicly available price per each respective index to adjust the price accordingly.
(3)	Has an unfunded commitment of $700,000.
(4)	Certain Level 3 investments of the Fund, totaling fair value assets of $0, have been valued using third-party transactions, quotations, and/or historical information. These assets have been excluded from the preceding table as they are insignificant to the Fund.

BV – book value

The following is the fair value measurement of Alternative Investment Funds that are measured at NAV per share (or its equivalent) as a practical expedient:

Alternative Investment Fund	Investment Strategy	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Arboretum Core Asset Fund LP	Debt investing in leased equipment and related financings	$2,344,110	$—	Annually(1)	30 Days(1)
Clarion Lion Industrial Trust	Industrial Real Estate	11,087,156	—	Quarterly, subject to advisor discretion	90 Days
Ovation Alternative Income Fund	Private Equity and Private Debt	484,522	—	Quarterly	180 Days
Preservation REIT 1, Inc.	Diversified Direct Real Estate	6,434,170	477,000	Subject to advisor approval	n/a
		$20,349,958	$477,000

(1)	Redemptions suspended as of February 28, 2021.

Commitments and Contingencies — The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Exchange Traded Funds — The Fund may invest in exchange traded funds (“ETFs”). Most ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed (or managed) portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at September 30, 2024, is as follows:

Security Description	Acquisition Date	Cost		Value	% of Net Assets
Always AI, Inc., Preferred Stock	1/5/2021	$1,999,998		$3,979,042	3.9%
Always AI, Inc., Convertible Debt	10/2/2023	2,000,000		2,000,000	1.8
Always AI, Inc., Convertible Debt	6/5/2024	600,000		600,000	0.5
Always AI, Inc., Warrants	10/2/2023	—	(1)	—	—
Arboretum Core Asset Fund LP	8/2/2018	2,500,000		2,344,110	2.3
Aventine Property Group, Inc.	1/13/2021	5,091,800		6,780,988	6.6
Canyon CLO Fund II LP	2/25/2019	6,132,077		7,911,928	7.7
Canyon CLO Fund III (Cayman) Ltd.	3/1/2022	12,697,773		14,522,023	14.1
Citigroup Global Markets Holdings, Inc.	6/21/2024	2,000,000		2,000,000	1.9
Clarion Lion Industrial Trust	6/29/2015	3,934,581		11,087,156	10.7
Clear Street Group, Inc.	5/11/2022	1,500,000		1,500,002	1.5
Copia Wealth Studios, Common Shares	5/22/2024	333		938,386	0.9
Copia Wealth Studios, Preferred Shares	4/1/2024	3,000,000		3,000,000	2.9
Eat Just, Inc.	6/11/2021	515,501		472,562	0.5
Goldman Sachs Finance Corp.	6/21/2024	2,000,000		2,000,000	1.9
GOSITE, Inc., Preferred Stock	7/31/2020	2,099,998		2,738,373	2.7
GOSITE, Inc., Convertible Debt	11/30/2023	56,331		56,331	0.1
Healthcare Trust, Inc.	3/30/2012	5,151,254		4,937,522	4.8
Hospitality Investors Trust, Inc., Contingent Value Riights	2/17/2015	9,236,371		241,226	0.2
Iridia, Inc., Preferred Stock	2/25/2021	750,000		1,299,458	1.3
Iridia, Inc., Convertible Debt	12/22/2023	750,000		750,000	0.7
NorthStar Healthcare Income, Inc.	3/29/2012	6,706,530		3,129,503	3.0
Nurture Life, Inc., Preferred Stock	8/2/2022	3,257,353		3,946,543	3.8
Nurture Life, Inc., Warrants	12/23/2022	—		992,784	1.0
Ovation Alternative Income Fund	7/25/2014	409,107		484,522	0.5
Preservation REIT 1, Inc.	10/22/2019	3,427,166		6,434,170	6.2
Ready Capital Corp., Contingent Value Rights	7/6/2017	—	(1)	—	—
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,792,962		4,802,012	4.6
Total		$84,609,135		$88,948,641	86.1%

(1)	Transferred at no cost as a result of a corporate action.

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

purchase or sale transaction can be effected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Management Agreement dated January 13, 2022, the Adviser is entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35%, based upon the Fund’s managed assets as of month-end (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Prior to January 13, 2022, under the Fund’s prior investment management agreement, the Adviser was entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35% of the Fund’s average daily net assets during such period. For the six months ended September 30, 2024, the Adviser earned a Management Fee of $786,794. As of the six months ended September 30, 2024, the Adviser was owed $108,312 in Management Fees, included in payables for Management Fee on the Statement of Assets and Liabilities.

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Pursuant to the Sub-Advisory Agreement, dated January 13, 2022, the Adviser pays the Sub-Adviser a monthly sub-advisory fee (net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Fund) with respect to the assets allocated to the Sub-Adviser (the “Sub-Advised Assets”) equal to 50% of the advisory fee paid to the Adviser for its services to the Fund with respect to the Sub-Advised Assets, equal to a percentage of the Sub-Advised Assets’ average daily managed assets. Prior to January 13, 2022, the Sub-Adviser received a sub-advisory fee at an annual rate equal to 50% of the net Management Fees received by the Adviser after any fee waivers and shared expenses between the Adviser and the Sub-Adviser, subject to a maximum of 0.675% of the Fund’s average daily net assets at month end.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

Effective January 13, 2022, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.53% per annum of the Fund’s average daily net assets (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment management fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on any leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution fees and/or shareholder servicing fees, if any, (f) acquired fund fees and expenses and (g) extraordinary expenses. For the six months ended September 30, 2024, the Adviser waived Management Fees of $109,060.

Further, shareholders previously approved, subject to the Fund listing on the NYSE or other national securities exchange, a Secondary Market Support Services Agreement with Destra, whereby the Fund pays Destra a separate 0.10% fee, calculated and paid on Managed Assets, to provide services designed to communicate the investment strategy and investment objective of the Fund to the broader market. Effective March 1, 2022, Destra has voluntarily waived this fee. This voluntary waiver may be revised or terminated at any time without notice. This fee waiver is not subject to recoupment.

Any waiver or reimbursement by the Adviser under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date the Adviser waived any payment or reimbursed any expense, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. Unless terminated by the Board, the Expense Limitation Agreement will continue in effect until at least January 13, 2027. The Board may terminate this Expense Limitation Agreement upon sixty (60) days’ written notice to the Adviser.

The following amounts are subject to recapture by the Adviser by the following dates:

2/28/2025	3/31/2025	3/31/2026	3/31/2027
$611,339	$33,783	$193,549	$256,325

4. Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2024, amounted to $31,476,934 and $27,941,795, respectively. The total securities sold short and covered amounted to $61,285 and $1,989,674, respectively.

5. Federal Tax Information

At September 30, 2024, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal tax purposes were as follows:

Cost of investments	$118,345,712
Gross unrealized appreciation	29,816,660
Gross unrealized depreciation	(25,378,630)
Net unrealized appreciation(depreciation)	$4,438,030

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

6. Credit Facility

On October 5, 2021, the Fund entered into a secured, revolving line of credit facility with Nexbank (the “Credit Facility”). Effective September 30, 2024, the Credit Agreement was extended for an additional year expiring on October 1, 2025. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $15,000,000 or one-third of the value of its total assets less liabilities not represented by the payable to the Credit Facility. The interest rate on borrowings from the Credit Facility is equal to the 1-month U.S. Treasury rate plus 4.50% per annum, with a 4.75% floor. During the six months ended September 30, 2024, the average principal balance and weighted average interest rate was approximately $14,639,344 and 9.68% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $15,000,000. At September 30, 2024, the principal balance outstanding was $12,000,000 at an

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

interest rate of 9.68% per annum. The Fund records loan origination and other expenses related to its debt obligations as debt issuance costs. These expenses are deferred and amortized over the life of the Credit Facility. Debt issuance costs are presented on the statement of assets and liabilities as a direct deduction from the debt liability. The Fund pays loan origination fees (aka: commitment fees) in connection with securing and renewing the Credit Facility. These fees are expensed over the corresponding term of the loan on a straight line basis and not inclusive of the expense limitation agreement. For the six months ended September 30, 2024, the Fund expensed $23,620 in loan origination fees and has a liability amount of $517 outstanding which is scheduled to amortize through October 2, 2024, the expiration date of the prior Credit Facility term.

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

7. Other Derivative Information

The following is a summary of the average quarterly notional value of derivatives as of September 30, 2024, as well as the notional value outstanding as of September 30, 2024:

	Average Quarterly Notional Value	Notional Value Outstanding
Purchased options contracts	$25,201,150	$44,896,700
Written options contracts	5,220,938	(4,825,250)

The effects of derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities and Statement of Operations, and are presented in the tables below. The values of derivative instruments as of September 30, 2024 by risk category are as follows:

Derivative Assets (Liabilities)	Risk Category Equity Risk
Purchased Options Contracts at value	$1,945,545
Written Options Contracts at value	(206,593)
Total	$1,738,952

Net Realized Gain (Loss)	Risk Category Equity Risk
Purchased Options Contracts	$441,004
Written Options Contracts	(79,856)
Total	$361,148

Net Change in Unrealized Appreciation (Depreciation)	Risk Category Equity Risk
Purchased Options Contracts	$(191,399)
Written Options Contracts	(11,862)
Total	$(203,261)

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2024 (unaudited)

8. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund, the BlueBay Destra International Event-Driven Credit Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

Employees of PINE Advisors, LLC (“PINE”) serve as officers of the Fund. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended September 30, 2024 are disclosed in the Statement of Operations.

9. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Destra Multi-Alternative Fund
Additional Information
September 30, 2024 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Common Shares of the Fund or of any securities mentioned in this report.

Proxy Voting — A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-855-3434 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 877-855-3434, or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Corporate Dividends Received Deduction

For the tax year ended September 30, 2023, 100% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Fund designates income dividends of 100% as qualified dividend income paid during the tax year ended September 30, 2023.

Destra Multi-Alternative Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffery S. Murphy
Nicholas Dalmaso	Derek Mullins	Sub-Adviser
Paul Kazarian	Chief Financial Officer and Treasurer	Validus Growth Investors, LLC,
d/b/a Validex Global Investing
	Randi Roessler	San Diego, California
Chief Compliance Officer
Transfer Agent
	Peter Sattelmair	Equiniti Trust Company, LLC
	Assistant Treasurer	Brooklyn, NY

	Jake Schultz	Administrator and Accounting Agent
	Secretary	Ultimus Fund Solutions,
Elkhorn, Nebraska 68022
Ken Merritt
	Assistant Secretary	Custodian
UMB Bank, n.a.
Kansas City, MO

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd
Cleveland, OH

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes,” “expects,” “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Fund?

●	If your shares are held in a Brokerage Account, contact your respective Broker.

Item 1. Reports to Stockholders Continued.

(b) not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	12/04/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	12/04/24

By (Signature and Title)

/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	12/04/24